Interests in associates and joint ventures - Summarized asset and liability information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interests in associates and joint ventures [abstract]
Non-current financial assets	€ 9		€ 0
Trade receivables	39	€ 37	31
Current financial assets	5	2	(1)
Other current assets	0	1
Current financial liabilities	0		7
Trade payables	5	10	9
Other current liabilities	0	0	0
Deferred income	€ 3	€ 0	€ 0